Segment information - Schedule of asset and income by segment (Details) - Reportable segments [member] - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Biopharmaceutical [Member]
Segment information - Schedule of asset and income by segment (Details) [Line Items]
Current assets	$ 10,369,056		$ 6,478,353
Non-current assets	4,557,019		4,682,556
Current liabilities	16,345,974		6,058,294
Interest expense (income)	9,062	$ (67,216)
Total operating expenses	2,966,305	3,397,423
Net (loss) income	(13,753,564)	(8,739,881)
Strategic Investments [Member]
Segment information - Schedule of asset and income by segment (Details) [Line Items]
Current assets	10,369,056
Non-current assets	4,557,019
Current liabilities	16,345,974
Interest expense (income)	9,579	(2,584)
Total operating expenses	2,966,172	3,397,101
Net (loss) income	(13,753,948)	(8,804,191)
Total Consolidated [Member]
Segment information - Schedule of asset and income by segment (Details) [Line Items]
Current assets			6,478,353
Non-current assets			4,682,556
Current liabilities			$ 6,058,294
Interest expense (income)	(517)	(64,632)
Total operating expenses	133	322
Net (loss) income	$ 384	$ 64,310